2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern Narrative Details
Net loss	$ 6,172,578	$ (11,539,173)	$ 9,575,304	$ (22,792,952)	$ (37,189,679)	$ (8,836,362)	[1]
Cash flows from operations			(6,670,946)	$ 15,576,686	14,922,444	7,065,502	[1]
Working capital deficit	13,449,690		13,449,690		31,424,129	43,340,901
Accumulated deficit	$ (90,236,900)		$ (90,236,900)		$ (99,812,204)	$ (62,615,428)	[1]

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.